Taxation - Composition of Income Taxes Benefits (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Income Tax Benefit (Expense) [Line Items]
Current income tax expense	¥ (6,129,000)		¥ (839,000)	¥ (137,000)
Deferred income tax benefit	0	$ 0	0	1,755,000
Total income tax benefit/(expense)	(6,129,000)	$ (889)	(839,000)	1,618,000
PRC
Income Tax Benefit (Expense) [Line Items]
Current income tax expense	(5,715,000)		(772,000)	(137,000)
Deferred income tax benefit	0		0	1,755,000
Total income tax benefit/(expense)	(5,715,000)		(772,000)	1,618,000
Hong Kong
Income Tax Benefit (Expense) [Line Items]
Current income tax expense	(414,000)		(67,000)	0
Deferred income tax benefit	0		0	0
Total income tax benefit/(expense)	(414,000)		(67,000)	0
Cayman
Income Tax Benefit (Expense) [Line Items]
Current income tax expense	0		0	0
Deferred income tax benefit	0		0	0
Total income tax benefit/(expense)	¥ 0		¥ 0	¥ 0